Trade Payables (Details) - EUR (€) € in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Trade payables.
Trade payables - Current	€ 609.8	€ 702.0	€ 792.2
Total trade payables	€ 609.8	€ 702.0	€ 792.2